March 2, 2001



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention   Filing - Rule 497(j)
            ---------------------

      Re:   The Dreyfus/Laurel Funds, Inc.
            - Dreyfus Bond Market Index Fund
            - Dreyfus Premier Midcap Stock Fund
            - Dreyfus Disciplined Stock Fund
            - Dreyfus Premier Large Company Stock Fund
            - Dreyfus Institutional Government Money Market Fund
            - Dreyfus Institutional Prime Money Market Fund
            - Dreyfus Institutional U.S. Treasury Money Market Fund
            - Dreyfus Money Market Reserves
            - Dreyfus Municipal Reserves
            - Dreyfus Premier Tax Managed Growth Fund
            - Dreyfus BASIC S&P 500 Stock Index Fund
            - Dreyfus U.S. Treasury Reserves
            - Dreyfus Premier Balanced Fund
            - Dreyfus Premier Limited Term Income Fund
            - Dreyfus Premier Small Company Stock Fund
            - Dreyfus Disciplined Intermediate Bond Fund
            - Dreyfus Premier Small Cap Value Fund
            - Dreyfus Disciplined Smallcap Stock Fund
            Registration Statement File No. 33-16338
            CIK No. 819940
            ------------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 78 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2001.


                                                  Very truly yours,



                                                  /s/Dawn M. Dennis



cc: Thomas Leahey
    Jeff Prusnofsky